Commitments and contingencies - Open tax procedures SUNAT (Details) - SUNAT.					12 Months Ended
	Dec. 30, 2024 PEN (S/)	Dec. 30, 2024 USD ($)	Jul. 30, 2021 PEN (S/)	Jul. 30, 2021 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 19, 2024 PEN (S/)	Dec. 19, 2024 USD ($)
Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid			S/ 1,584,227,000	$ 470,376,000
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid			193,398,000	57,593,000
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid			S/ 356,691,000	$ 94,915,000
Year 2016 [Member] | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid					S/ 4,288,000	$ 1,273,000
Amount of tax liability interest paid					S/ 11,215,000	$ 3,330,000
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability interest paid | $		$ 6,826,000
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value							S/ 11,001,860	$ 37,054,264
Amount of tax liability interest paid | S/	S/ 25,733,000